Retirement and Severance Benefits (Estimated Prior Service Cost and Actuarial Loss) (Details) (JPY ¥) In Millions	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Retirement and Severance Benefits
Prior service benefit	¥ (22,964)	¥ (129,918)	¥ (153,502)
Actuarial loss	¥ 94,364	¥ (618,905)	¥ (655,669)